UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48455-1209                                   (C)2009, USAA. All rights reserved.

================================================================================


PORTFOLIO OF INVESTMENTS


USAA VALUE FUND
October 31, 2009 (unaudited)


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               COMMON STOCKS (97.1%)

               CONSUMER DISCRETIONARY (12.5%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
      108,000  Hanesbrands, Inc.  *                                                        $        2,335
                                                                                          ---------------
               APPAREL RETAIL (0.8%)
      144,200  Men's Wearhouse, Inc.                                                                3,341
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (1.0%)
      243,400  American Axle & Manufacturing Holdings, Inc.  (a)                                    1,458
      162,700  Gentex Corp.                                                                         2,605
                                                                                          ---------------
                                                                                                    4,063
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.4%)
       44,500  Advance Auto Parts, Inc.                                                             1,658
                                                                                          ---------------
               CASINOS & GAMING (1.0%)
       63,800  Ameristar Casinos, Inc.                                                                939
      165,800  International Game Technology                                                        2,958
                                                                                          ---------------
                                                                                                    3,897
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.7%)
      116,600  GameStop Corp. "A"  *                                                                2,832
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.5%)
       72,700  Family Dollar Stores, Inc.                                                           2,057
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.8%)
      133,100  Home Depot, Inc.                                                                     3,339
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
       39,700  Aaron's, Inc.                                                                          994
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (1.7%)
      185,500  Carnival Corp.                                                                       5,402
       64,400  Royal Caribbean Cruises Ltd.  *(a)                                                   1,303
                                                                                          ---------------
                                                                                                    6,705
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (2.9%)
      197,100  Stanley Works                                                                        8,915
       37,700  Whirlpool Corp.                                                                      2,699
                                                                                          ---------------
                                                                                                   11,614
                                                                                          ---------------
               LEISURE PRODUCTS (0.3%)
      114,100  Brunswick Corp.                                                                      1,082
                                                                                          ---------------
               PUBLISHING (1.0%)
      214,300  Valassis Communications, Inc.  *                                                     3,907
                                                                                          ---------------
               RESTAURANTS (0.1%)
       53,900  CKE Restaurants, Inc.                                                                  472
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
       90,300  Service Corp. International                                                            620
                                                                                          ---------------


================================================================================
1   |  USAA Value Fund

================================================================================

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.4%)
      115,200  Cabela's, Inc.  *(a)                                                        $        1,448
       28,600  MarineMax, Inc.  *                                                                     195
                                                                                          ---------------
                                                                                                    1,643
                                                                                          ---------------
               Total Consumer Discretionary                                                        50,559
                                                                                          ---------------

               CONSUMER STAPLES (7.0%)
               -----------------------
               DISTILLERS & VINTNERS (0.9%)
       55,500  Diageo plc ADR                                                                       3,609
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.4%)
       59,300  Sysco Corp.                                                                          1,568
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
       36,300  NBTY, Inc.  *                                                                        1,322
                                                                                          ---------------
               TOBACCO (5.4%)
      188,500  Altria Group, Inc.                                                                   3,414
      133,200  Imperial Tobacco Group plc ADR                                                       7,790
       23,500  Lorillard, Inc.                                                                      1,826
      151,400  Philip Morris International, Inc.                                                    7,170
       37,300  Reynolds American, Inc.                                                              1,808
                                                                                          ---------------
                                                                                                   22,008
                                                                                          ---------------
               Total Consumer Staples                                                              28,507
                                                                                          ---------------

               ENERGY (10.0%)
               Integrated Oil & Gas (6.9%)
       71,100  BP plc ADR                                                                           4,025
      131,900  ConocoPhillips                                                                       6,619
      150,700  Marathon Oil Corp.                                                                   4,818
       48,300  Murphy Oil Corp.                                                                     2,953
      124,500  Occidental Petroleum Corp.                                                           9,447
                                                                                          ---------------
                                                                                                   27,862
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
       98,500  Chesapeake Energy Corp.                                                              2,413
       23,750  Encore Acquisition Co.  *                                                              881
      119,600  EXCO Resources, Inc.                                                                 1,868
                                                                                          ---------------
                                                                                                    5,162
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.8%)
      165,300  El Paso Corp.                                                                        1,622
      296,100  Spectra Energy Corp.                                                                 5,661
                                                                                          ---------------
                                                                                                    7,283
                                                                                          ---------------
               Total Energy                                                                        40,307
                                                                                          ---------------

               FINANCIALS (17.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       31,300  Ameriprise Financial, Inc.                                                           1,085
                                                                                          ---------------
               CONSUMER FINANCE (5.3%)
      196,400  American Express Co.                                                                 6,842
      235,700  Capital One Financial Corp.                                                          8,627
      625,900  SLM Corp.  *                                                                         6,071
                                                                                          ---------------
                                                                                                   21,540
                                                                                          ---------------
               DIVERSIFIED BANKS (1.4%)
      196,900  Wells Fargo & Co.                                                                    5,419
                                                                                          ---------------
               INSURANCE BROKERS (0.7%)
       99,000  Willis Group Holdings Ltd.                                                           2,673
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.4%)
       41,700  Torchmark Corp.                                                             $        1,693
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
      259,759  Bank of America Corp.                                                                3,788
      148,700  JPMorgan Chase & Co.                                                                 6,211
                                                                                          ---------------
                                                                                                    9,999
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.4%)
       85,500  Allstate Corp.                                                                       2,528
       86,000  Axis Capital Holdings Ltd.                                                           2,485
       40,400  Chubb Corp.                                                                          1,960
      166,300  Fidelity National Financial, Inc. "A"                                                2,257
       21,400  Stewart Information Services Corp.                                                     191
       16,700  XL Capital Ltd. "A"                                                                    274
                                                                                          ---------------
                                                                                                    9,695
                                                                                          ---------------
               REGIONAL BANKS (2.7%)
      173,700  Fifth Third Bancorp                                                                  1,553
      134,000  PNC Financial Services Group, Inc.                                                   6,558
      153,500  SunTrust Banks, Inc.                                                                 2,933
                                                                                          ---------------
                                                                                                   11,044
                                                                                          ---------------
               REITS - MORTGAGE (0.7%)
      170,300  Annaly Capital Management, Inc.                                                      2,880
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
      135,500  New York Community Bancorp, Inc.                                                     1,462
       65,880  People's United Financial, Inc.                                                      1,056
                                                                                          ---------------
                                                                                                    2,518
                                                                                          ---------------
               Total Financials                                                                    68,546
                                                                                          ---------------

               HEALTH CARE (10.9%)
               -------------------
               HEALTH CARE DISTRIBUTORS (0.5%)
       48,900  Cardinal Health, Inc.                                                                1,386
       24,450  CareFusion Corp.  *                                                                    547
                                                                                          ---------------
                                                                                                    1,933
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.1%)
       52,200  Baxter International, Inc.                                                           2,822
       50,200  Medtronic, Inc.                                                                      1,792
                                                                                          ---------------
                                                                                                    4,614
                                                                                          ---------------
               HEALTH CARE SERVICES (1.2%)
      108,400  Omnicare, Inc.                                                                       2,349
       41,500  Quest Diagnostics, Inc.                                                              2,321
                                                                                          ---------------
                                                                                                    4,670
                                                                                          ---------------
               MANAGED HEALTH CARE (3.5%)
       67,400  CIGNA Corp.                                                                          1,876
      107,600  Coventry Health Care, Inc.  *                                                        2,134
      156,600  UnitedHealth Group, Inc.                                                             4,064
      134,100  WellPoint, Inc.  *                                                                   6,270
                                                                                          ---------------
                                                                                                   14,344
                                                                                          ---------------
               PHARMACEUTICALS (4.6%)
      329,500  Bristol-Myers Squibb Co.                                                             7,183
       58,100  Johnson & Johnson                                                                    3,431
      464,952  Pfizer, Inc.                                                                         7,918
                                                                                          ---------------
                                                                                                   18,532
                                                                                          ---------------
               Total Health Care                                                                   44,093
                                                                                          ---------------


================================================================================
3   |  USAA Value Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               INDUSTRIALS (16.5%)
               -------------------
               AEROSPACE & DEFENSE (5.2%)
       47,700  Goodrich Corp.                                                             $         2,592
      172,900  Honeywell International, Inc.                                                        6,205
       41,300  ITT Corp.                                                                            2,094
       69,700  L-3 Communications Holdings, Inc.                                                    5,039
      114,800  Raytheon Co.                                                                         5,198
                                                                                          ---------------
                                                                                                   21,128
                                                                                          ---------------
               BUILDING PRODUCTS (0.4%)
       61,100  Simpson Manufacturing Co., Inc.                                                      1,429
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
       97,600  Insituform Technologies, Inc. "A"  *                                                 2,069
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
      118,500  Oshkosh Corp.                                                                        3,705
       96,600  Terex Corp.  *                                                                       1,953
                                                                                          ---------------
                                                                                                    5,658
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.3%)
      106,603  Comfort Systems USA, Inc.                                                            1,162
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
      117,600  Emerson Electric Co.                                                                 4,439
       41,700  Regal-Beloit Corp.                                                                   1,955
                                                                                          ---------------
                                                                                                    6,394
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
       49,000  Administaff, Inc.                                                                    1,216
      134,200  Korn/Ferry International  *                                                          2,142
                                                                                          ---------------
                                                                                                    3,358
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.7%)
      199,000  General Electric Co.                                                                 2,838
                                                                                          ---------------
               INDUSTRIAL MACHINERY (3.7%)
       49,000  Eaton Corp.                                                                          2,962
       18,100  Flowserve Corp.                                                                      1,778
       44,100  Harsco Corp.                                                                         1,389
      162,400  Illinois Tool Works, Inc.                                                            7,457
       26,300  SPX Corp.                                                                            1,388
                                                                                          ---------------
                                                                                                   14,974
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.3%)
       33,200  Avery Dennison Corp.                                                                 1,184
                                                                                          ---------------
               RAILROADS (1.1%)
       60,000  Burlington Northern Santa Fe Corp.                                                   4,519
                                                                                          ---------------
               TRUCKING (0.5%)
       48,700  Ryder System, Inc.                                                                   1,975
                                                                                          ---------------
               Total Industrials                                                                   66,688
                                                                                          ---------------

               INFORMATION TECHNOLOGY (14.2%)
               ------------------------------
               APPLICATION SOFTWARE (0.4%)
      239,700  Mentor Graphics Corp.  *                                                             1,750
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.1%)
      351,000  Nokia Corp. ADR  (a)                                                                 4,426
                                                                                          ---------------
               COMPUTER HARDWARE (3.6%)
       53,800  Diebold, Inc.                                                                        1,627
      133,100  Hewlett-Packard Co.                                                                  6,317



================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       53,500  International Business Machines Corp.                                      $         6,453
                                                                                          ---------------
                                                                                                   14,397
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
       43,500  Alliance Data Systems Corp.  *(a)                                                    2,392
       60,500  Computer Sciences Corp.  *                                                           3,068
                                                                                          ---------------
                                                                                                    5,460
                                                                                          ---------------
               ELECTRONIC COMPONENTS (1.3%)
       86,600  Littelfuse, Inc.  *                                                                  2,387
      434,800  Vishay Intertechnology, Inc.  *                                                      2,709
                                                                                          ---------------
                                                                                                    5,096
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
      124,600  Cognex Corp.                                                                         2,005
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.8%)
       90,200  Mercury Computer Systems, Inc.  *                                                      965
       95,900  Plexus Corp.  *                                                                      2,426
                                                                                          ---------------
                                                                                                    3,391
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
       40,800  Maximus, Inc.                                                                        1,887
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (1.2%)
      236,200  Applied Materials, Inc.                                                              2,881
      271,900  Brooks Automation, Inc.  *                                                           1,871
                                                                                          ---------------
                                                                                                    4,752
                                                                                          ---------------
               SEMICONDUCTORS (1.9%)
      286,400  Intel Corp.                                                                          5,473
       97,300  Microchip Technology, Inc.  (a)                                                      2,331
                                                                                          ---------------
                                                                                                    7,804
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.6%)
      230,900  Microsoft Corp.                                                                      6,403
                                                                                          ---------------
               Total Information Technology                                                        57,371
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               DIVERSIFIED CHEMICALS (1.1%)
      140,900  E.I. du Pont de Nemours & Co.                                                        4,483
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.5%)
      349,500  PolyOne Corp.  *                                                                     1,950
                                                                                          ---------------
               Total Materials                                                                      6,433
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
      200,930  AT&T, Inc.                                                                           5,158
      151,400  Verizon Communications, Inc.                                                         4,480
                                                                                          ---------------
                                                                                                    9,638
                                                                                          ---------------
               Total Telecommunication Services                                                     9,638
                                                                                          ---------------

               UTILITIES (5.0%)
               -----------------
               ELECTRIC UTILITIES (2.2%)
      170,800  Duke Energy Corp.                                                                    2,702
       59,100  Entergy Corp.                                                                        4,534
       59,500  Pinnacle West Capital Corp.                                                          1,864
                                                                                          ---------------
                                                                                                    9,100
                                                                                          ---------------
               MULTI-UTILITIES (2.8%)
      161,200  CenterPoint Energy, Inc.                                                             2,031
      119,400  Dominion Resources, Inc.                                                             4,070


================================================================================
5   |  USAA Value Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      115,550  MDU Resources Group, Inc.                                                  $         2,398
      140,300  Xcel Energy, Inc.                                                                    2,646
                                                                                          ---------------
                                                                                                   11,145
                                                                                          ---------------
               Total Utilities                                                                     20,245
                                                                                          ---------------
               Total Common Stocks (cost: $395,182)                                               392,387
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (4.1%)

               MONEY MARKET FUNDS (4.1%)
    16,570,631 State Street Institutional Liquid Reserve Fund, 0.25% (b)
               (cost:  $16,571)                                                                    16,571
                                                                                          ---------------



               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (2.2%)

               MONEY MARKET FUNDS (1.4%)
     5,672,027 BlackRock Liquidity Funds TempFund, 0.18%(b)                                         5,672
                                                                                          ---------------

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                                                             VALUE
 (000)         SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.8%)
$         600  Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                    11/02/2009 at $600 (collateralized by $615 of Freddie Mac(c),
                    0.18%(d), due 4/26/2010; market value $615)                                       600
        2,600  Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                    11/02/2009 at $2,600 (collateralized by $2,652 of Fannie Mae(c),
                    0.07%(d), due 11/16/2009; market value $2,652)                                  2,600
                                                                                          ---------------
               Total Repurchase Agreements                                                          3,200
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $8,872)                                                                       8,872
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $420,625)                                       $         417,830
                                                                                          ===============


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE      INPUTS
                                           FOR IDENTICAL       INPUTS
                                              ASSETS                                              TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       392,387 $            -- $            -- $       392,387
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               16,571              --              --          16,571
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                                5,672              --              --           5,672
  REPURCHASE AGREEMENTS                                --           3,200              --           3,200
---------------------------------------------------------------------------------------------------------
Total                                     $       414,630 $         3,200 $            -- $       417,830
---------------------------------------------------------------------------------------------------------


================================================================================
7   |  USAA Value Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Value Fund Shares and Value Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager


================================================================================
8   |  USAA Value Fund

================================================================================


determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.


================================================================================
9   |  USAA Value Fund

================================================================================


Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $8,181,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $46,668,000 and $49,463,000, respectively, resulting in net unrealized depreciation of $2,795,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $404,219,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.2% of net assets at October 31, 2009.


================================================================================
                                       Notes to Portfolio of Investments  |   10

================================================================================


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR          American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
             dollars.
REIT         Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2009.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*     Non-income-producing security.


================================================================================
11   |  USAA Value Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.